Leases - Schedule of Maturities of Lease Liabilities (Details) - CNY (¥)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Maturities of Lease Liabilities [Abstract]
For the year ending June 30, 2027	¥ 1,845,276
For the year ending June 30, 2028	437,142
For the year ending June 30, 2029
For the year ending June 30, 2030
For the year ending June 30, 2031
Total lease payments	2,282,418
Less: imputed interest	(46,203)
Present value of lease liabilities	¥ 2,236,215	¥ 4,012,925